Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000005044
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, CRA Shares
Account Value	$ 540,413	$ 514,048	$ 508,220	$ 520,752	$ 560,574	$ 560,621	$ 532,350	$ 509,515	$ 513,379	$ 511,114	$ 500,000
C000048038
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, Institutional Shares
Account Value	$ 113,075	107,074	105,381	107,497	115,203	114,692	108,414	103,192	103,605	102,686	100,000
C000048039
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, Retail Shares
Account Value	$ 10,929	10,386	10,246	10,500	11,282	11,282	10,691	10,222	10,299	10,234	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 579,783	549,772	542,687	554,570	604,252	606,708	554,499	521,144	523,104	514,974	500,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229	104,621	102,995	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,596	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 586,368	551,579	540,788	547,757	587,003	584,570	545,411	516,029	518,887	512,091	500,000
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 117,274	110,316	108,158	109,551	117,401	116,914	109,082	103,206	103,777	102,418	100,000
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 11,727	$ 11,032	$ 10,816	$ 10,955	$ 11,740	$ 11,691	$ 10,908	$ 10,321	$ 10,378	$ 10,242	$ 10,000